Commitments and Contingencies - Commitments to Purchase Goods or Services and for Future License and Royalty Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Purchase Commitments [Abstract]
2020	$ 126,121
2021	35,915
2022	26,337
2023	3,223
2024	3,000
Thereafter	0
Total	194,596
License And Royalty Commitments [Abstract]
2020	11,434
2021	9,012
2022	6,507
2023	4,382
2024	1,823
Thereafter	4,297
Total	$ 37,455